Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Revenues [Abstract]
Schedule of Revenue by The Geographical Location of Customers

The following table shows the distribution of the Company's revenue by the geographical location of customers, whereas all the Company's assets are located in the PRC:

	December 31, 2012		December 31, 2011	December 31, 2010
	RMB	US$	RMB	RMB
Sales in China	302,290	48,521	392,195	397,781
Sales in other countries (principally Europe, Asia and North America)	70,576	11,328	145,450	103,677

	372,866	59,849	537,645	501,458

Schedule of Revenue by Significant Types of Films

The Company's revenue by significant types of films for 2012, 2011 and 2010 was as follows:

	December 31,2012			December 31,2011		December 31,2010
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	202,029	32,428	54.2%	293,768	54.6%	282,033	56.2%
Printing film	42,449	6,814	11.4%	55,218	10.3%	76,720	15.3%
Metallized film	18,886	3,031	5.1%	28,205	5.3%	28,108	5.6%
Specialty film	92,536	14,853	24.8%	140,491	26.1%	87,956	17.5%
Base film for other applications	16,966	2,723	4.5%	19,963	3.7%	26,641	5.4%
	372,866	59,849	100.0%	537,645	100.0%	501,458	100.0%